UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net revenue (including related party net revenue of $1,074 and $3,385 for the six months ended June 30, 2024 and six months ended June 30, 2023, respectively)	$ 131,582	$ 109,338
Cost of goods sold (including related party costs of $270 and $1,121 for the six months ended June 30, 2024 and six months ended June 30, 2023, respectively)	37,404	41,158
Gross profit	94,178	68,180
Selling, general and administrative	119,879	100,687
Research and development	1,805	2,720
Total operating expenses	121,684	103,407
Operating loss	(27,506)	(35,227)
Interest expense, net	8,711	8,850
Change in fair value of derivative warrant liabilities (Note 7)	(20,673)	(1,122)
Other income, net	(285)	(1,666)
Total other (income) expenses, net	(12,247)	6,062
Income (loss) before income taxes	(15,259)	(41,289)
Income tax benefit	(2,353)	(4,509)
Net loss	(12,906)	(36,780)
Net loss attributable to noncontrolling interests	(2,831)	(7,366)
Net loss attributable to Class A shareholders	$ (10,075)	$ (29,414)
Net loss per share attributable to Class A shareholders (Note 12):
Basic (in dollars per share)	$ (0.09)	$ (0.34)
Diluted (in dollars per share)	$ (0.09)	$ (0.34)
Shares used in computing net loss per share (Note 12):
Basic (in shares)	107,366,433	86,876,187
Diluted (in shares)	107,366,433	86,876,187
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	$ 71	$ (29)
Comprehensive loss	(12,835)	(36,809)
Comprehensive loss attributable to noncontrolling interests	(2,815)	(7,372)
Comprehensive loss attributable to Class A shareholders	$ (10,020)	$ (29,437)